Cover	Mar. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 19, 2024
Entity File Number	333-227499
Entity Registrant Name	Vynleads, Inc.
Entity Central Index Key	0001745078
Entity Tax Identification Number	47-4584272
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	596 Herrons Ferry Road
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Rock Hill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29730
City Area Code	(845)
Local Phone Number	745-0981
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false